OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities - Debt Securities [Member] - Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
£ in Millions
12 Months Ended
Dec. 31, 2018 GBP (£)
The Group [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Beginning Balance	£ (195)
Change in fair value	(31)
Deferred tax	31
Ending Balance	(379)
The Group [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Disposals (note 8)	(268)
Deferred tax	84
Net Income statement transfers	(184)
The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Beginning Balance	(195)
Ending Balance
The Bank [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Beginning Balance	483
Change in fair value	(58)
Deferred tax	34
(24)
Ending Balance	281
The Bank [member] | Income statement transfers [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Disposals (note 8)	(258)
Deferred tax	80
Net Income statement transfers	(178)
The Bank [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Beginning Balance	£ 483
Ending Balance